PREPAID EXPENSES AND ACCRUED INCOME (Details) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Current prepayments and current accrued income [abstract]
Prepaid interest expenses	kr 12,542	kr 0
Prepaid technical development expenses	2,562	0
Accrued income	782	0
Prepaid clinical studies	0	3,643
Prepaid rent	1,045	1,030
Prepaid insurance premiums	473	553
Other prepaid expenses	1,830	1,782
Total	kr 19,234	kr 7,008